Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Assets:
Cash and deposits with financial institutions	$ 52,017	$ 89,491	$ 76,460
Trading assets	144,247	141,768	117,839
Securities purchased under resale agreements and securities borrowed	131,081	118,831	119,747
Derivative financial instruments	40,573	46,269	45,065
Customers' liability under acceptances	15,596	14,775	14,228
Liabilities:
Deposits	756,661	768,993	750,838
Financial instruments designated at fair value through profit or loss	20,406	20,260	18,899
Acceptances	15,668	14,856	14,305
Obligations related to securities sold short	41,768	40,119	31,902
Derivative financial instruments	39,868	41,296	42,247
Obligations related to securities sold under repurchase agreements and securities lent	115,969	140,491	137,763
Subordinated debentures	6,439	6,600	7,405
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions	52,017	89,491	76,460
Trading assets	144,247	141,768	117,839
Securities purchased under resale agreements and securities borrowed	131,081	118,831	119,747
Derivative financial instruments	40,573	46,269	45,065
Investment securities - fair value	63,182	71,523	79,745
Investment securities - amortized cost	21,925	27,713	31,644
Loans	608,165	603,649	603,263
Customers' liability under acceptances	15,596	14,775	14,228
Other financial assets	13,789	14,328	12,700
Liabilities:
Deposits	756,661	768,993	750,838
Financial instruments designated at fair value through profit or loss	20,406	20,260	18,899
Acceptances	15,668	14,856	14,305
Obligations related to securities sold short	41,768	40,119	31,902
Derivative financial instruments	39,868	41,296	42,247
Obligations related to securities sold under repurchase agreements and securities lent	115,969	140,491	137,763
Subordinated debentures	6,439	6,600	7,405
Other financial liabilities	39,906	42,309	42,660
At fair value [member]
Assets:
Cash and deposits with financial institutions	52,017	89,491	76,460
Trading assets	144,247	141,768	117,839
Securities purchased under resale agreements and securities borrowed	131,081	118,831	119,747
Derivative financial instruments	40,573	46,269	45,065
Investment securities - fair value	63,182	71,523	79,745
Investment securities - amortized cost	22,140	28,167	32,129
Loans	617,096	612,277	612,368
Customers' liability under acceptances	15,596	14,775	14,228
Other financial assets	13,789	14,328	12,700
Liabilities:
Deposits	759,760	773,422	755,395
Financial instruments designated at fair value through profit or loss	20,406	20,260	18,899
Acceptances	15,668	14,856	14,305
Obligations related to securities sold short	41,768	40,119	31,902
Derivative financial instruments	39,868	41,296	42,247
Obligations related to securities sold under repurchase agreements and securities lent	115,969	140,491	137,763
Subordinated debentures	6,871	7,032	7,827
Other financial liabilities	$ 40,669	$ 43,717	$ 43,776